DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Fair Values and Notional Amounts of Derivative Instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2021			2020
	Contract/ notional amount	Fair value assets	Fair value liabilities	Contract/ notional amount	Fair value assets	Fair value liabilities
	£m	£m	£m	£m	£m	£m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	60,638	611	663	49,400	882	764
Currency swaps	319,882	3,451	3,171	350,882	5,469	6,161
Options purchased	5,045	371	—	5,769	428	—
Options written	5,660	—	428	7,560	—	489
	391,225	4,433	4,262	413,611	6,779	7,414
Interest rate contracts:
Interest rate swaps	3,582,028	14,775	10,814	5,669,551	18,577	15,799
Forward rate agreements	6,437	1	1	633,279	8	6
Options purchased	19,145	1,907	—	24,087	3,053	—
Options written	18,483	—	1,590	19,735	—	2,746
Futures	214,983	19	13	275,377	6	13
	3,841,076	16,702	12,418	6,622,029	21,644	18,564
Credit derivatives	6,740	95	175	7,707	108	174
Equity and other contracts	12,539	735	878	10,058	266	477
Total derivative assets/liabilities – trading and other	4,251,580	21,965	17,733	7,053,405	28,797	26,629
Hedging
Derivatives designated as fair value hedges:
Interest rate and other swaps	172,695	46	308	215,325	467	256
Currency swaps	34	7	—	36	11	—
	172,729	53	308	215,361	478	256
Derivatives designated as cash flow hedges:
Interest rate swaps	109,093	6	1	326,386	295	265
Currency swaps	1,895	27	18	5,829	43	163
	110,988	33	19	332,215	338	428
Total derivative assets/liabilities – hedging	283,717	86	327	547,576	816	684
Total recognised derivative assets/liabilities	4,535,297	22,051	18,060	7,600,981	29,613	27,313

Schedule of Amount, Timing and Uncertainty of Future Cash Flows
Details of the Group’s hedging instruments are set out below:

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
At 31 December 2021	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	34	34
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	1,396	2,784	18,568	121,878	28,069	172,695
Average fixed interest rate	2.84%	1.31%	0.95%	0.68%	1.94%
Cash flow hedges
Foreign exchange
Currency swap
Notional	46	200	821	828	—	1,895
Average USD/GBP exchange rate	1.36	1.36	1.36	1.35	1.27
Interest rate
Interest rate swap
Notional	1,000	625	10,428	58,896	38,144	109,093
Average fixed interest rate	0.00%	0.23%	0.55%	0.81%	0.65%

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
At 31 December 2020	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	36	36
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	6,032	6,031	39,811	136,527	26,924	215,325
Average fixed interest rate	2.01%	1.69%	1.42%	1.26%	2.36%
Cash flow hedges
Foreign exchange
Currency swap
Notional	28	469	1,274	1,505	2,553	5,829
Average USD/GBP exchange rate	1.30	1.33	1.30	1.32	1.32
Interest rate
Interest rate swap
Notional	5,026	11,614	42,364	169,499	97,883	326,386
Average fixed interest rate	1.09%	1.05%	1.16%	1.55%	2.31%

Swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting on Swaps
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
At 31 December 2021	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	34	7	—	(2)
Interest rate swaps	172,695	46	308	946
Cash flow hedges
Foreign exchange
Currency swaps	1,895	27	18	(6)
Interest rate
Interest rate swaps	109,093	6	1	(2,642)

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	36	11	—	1
Interest rate swaps	215,325	467	256	987
Cash flow hedges
Foreign exchange
Currency swaps	5,829	43	163	(132)
Interest rate
Interest rate swaps	326,386	295	265	603

Debt securities
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting and Amounts Reclassified from Reserves to Income Statement
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedging reserve
						Continuing hedges	Discontinued hedges
	Assets	Liabilities	Assets	Liabilities
At 31 December 2021	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	88,791	—	(872)	—	(2,080)
Fixed rate issuance[2]	—	58,648	—	1,967	2,071
Fixed rate bonds[3]	25,019	—	342	—	(758)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(15)	(28)	76
Customer deposits[4]					21	—	—
Interest rate
Customer loans[1]					1,873	(742)	378
Central bank balances[5]					767	(212)	(78)
Customer deposits[4]					(110)	43	(109)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedging reserve
						Continuing hedges	Discontinued hedges
	Assets	Liabilities	Assets	Liabilities
At 31 December 2020	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	125,181	—	661	—	355
Fixed rate issuance[2]	—	68,539	—	4,253	(1,437)
Fixed rate bonds[3]	24,111	—	1,178	—	641
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					60	(83)	130
Customer deposits[4]					74	13	(41)
Interest rate
Customer loans[1]					(510)	1,918	6
Central bank balances[5]					(141)	135	270
Customer deposits[4]					33	(203)	84
1Included within loans and advances to customers.
2Included within debt securities in issue.
3Included within financial assets at fair value through other comprehensive income.
4Included within customer deposits.
5Included within cash and balances at central banks.

Change in fair value of hedged item for ineffectiveness assessment
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting and Amounts Reclassified from Reserves to Income Statement
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income[1]	Hedge ineffectiveness recognised in the income statement[2]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
At 31 December 2021	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		207
Fixed rate issuance		(23)
Fixed rate bonds		(7)
Cash flow hedges
Foreign exchange
Foreign currency issuance	1	—	3	(18)	Interest expense
Customer deposits	28	—	—	—	Interest expense
Interest rate
Customer loans	(2,286)	(43)	—	(456)	Interest income
Central bank balances	(695)	(27)	—	(180)	Interest income
Customer deposits	52	1	—	30	Interest expense

	Gain (loss) recognised in other comprehensive income[1]	Hedge ineffectiveness recognised in the income statement[2]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		570
Fixed rate issuance		(32)
Fixed rate bonds		9
Cash flow hedges
Foreign exchange
Foreign currency issuance	(129)	—	(6)	(62)	Interest expense
Customer deposits	3	—	—	5	Interest expense
Interest rate
Customer loans	285	(7)	—	(377)	Interest income
Central bank balances	97	5	—	(79)	Interest income
Customer deposits	(22)	—	—	23	Interest expense
1Comprising the change in fair value of the hedging derivatives (a loss of £2,279 million; 2020: gain of £730 million) and the amounts reclassified from reserves to the income statement (negative £621 million; 2020: negative £496 million).
2Hedge ineffectiveness is included in the income statement within net trading income.